2. BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Basis Of Preparation And Presentation Of Financial Statements
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
2.	BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

The consolidated financial statements were prepared in accordance with the International Financial Reporting Standards - IFRS issued by the International Accounting Standards Board - IASB. All the relevant information applicable to the financial statements, and only them, are being evidenced and correspond to those used by administration in its management.

The consolidated financial statements are expressed in thousands of Brazilian Reais (“R$”), unless otherwise stated. For disclosures of amounts in other currencies, the values were also expressed in thousands, unless otherwise stated.

The preparation of the consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, as well as the disclosures of contingent liabilities. The uncertainty inherent to these judgments, assumptions and estimates could result in material adjustments to the carrying amount of certain assets and liabilities in future periods.

Any judgments, estimates and assumptions are reviewed at each reporting period.

The consolidated financial statements were prepared based on the recoverable historical cost, except for the following material items recognized in the statements of financial position:

(i)       derivative financial instruments and non-derivative financial instruments measured at fair value;

(ii)       share-based payments and employee benefits measured at fair value;

(iii)       biological assets measured at fair value; and

(iv)       assets held for sale in instances where the fair value is lower than historical cost.

The Company prepared consolidated financial statements under the going concern assumption and disclosed all relevant information in its explanatory notes, in order to clarify and complement the accounting basis adopted.